Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
Work in progress	$ 218	$ 173
Finished goods	221	541
Total inventories	$ 439	$ 714